Common Stock and Warrants - Warrants Outstanding and Exercisable (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	9,295,445	3,043,605	9,295,445	3,043,605
Warrants Expiration Date, April 10, 2021
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	2,392,285		2,392,285
Expiration Date	Apr. 10, 2021
Warrants Expiration Date, March 20, 2025
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	6,257,144		6,257,144
Exercise price | $ / shares	$ 0.46
Expiration Date	Mar. 20, 2025
Warrants Expiration Date, June 26, 2020
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding		3,795		3,795
Exercise price | $ / shares		$ 10.75
Expiration Date		Jun. 26, 2020
Warrants Expiration Date, July 17, 2020
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding		1,509		1,509
Exercise price | $ / shares		$ 10.75
Expiration Date		Jul. 17, 2020
Warrants Expiration Date, December 22, 2020
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	270,915	270,915	270,915	270,915
Exercise price | $ / shares	$ 12.25	$ 12.25
Expiration Date	Dec. 22, 2020	Dec. 22, 2020
Warrants Expiration Date, December 28, 2020
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	171,020	171,020	171,020	171,020
Exercise price | $ / shares	$ 12.25	$ 12.25
Expiration Date	Dec. 28, 2020	Dec. 28, 2020
Warrants Expiration Date, December 29, 2020
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding	204,081	204,081	204,081	204,081
Exercise price | $ / shares	$ 12.25	$ 12.25
Expiration Date	Dec. 29, 2020	Dec. 29, 2020
Warrants Expiration Date, April 21, 2021
Class Of Warrant Or Right [Line Items]
Number of Warrants Outstanding		2,392,285		2,392,285
Exercise price | $ / shares			$ 12.25	$ 12.25
Expiration Date		Apr. 21, 2021